[USAA         9800 Fredericksburg Road
EAGLE         San Antonio, Texas 78288
LOGO (R)]

May 26, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      USAA MUTUAL FUND, INC.
         1940 Act File No. 811-2429
         Definitive Proxy Materials

Dear Sir or Madam:

     Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the Exchange Act), we enclose for filing on behalf of USAA Mutual Fund, Inc. (the Company), the definitive proxy materials (including a letter to shareholders and summary document, the notice of meeting, proxy statement, and form of proxy) to be used in connection with a Special Meeting of Shareholders scheduled to be held on July 19, 2006. This proxy statement covers proposals applicable to all series of the Company.

     The purpose of the Special Meeting of Shareholders is (1) to re-elect the trustees of the Company; and (2) to reorganize each series of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., and USAA Investment Trust into a single legal entity, USAA Mutual Funds Trust (formerly known as USAA State Tax-Free Trust).

     Pursuant to Rule 14a-6(d) under the Exchange Act, the Company represents that it began mailing definitive copies of the proxy materials to shareholders on May 26, 2006.

     Should you have any questions with respect to these materials, please call me at (210) 498-4628.

                                          Sincerely,


                                          /s/ James L. Love
                                          James L. Love
                                          Executive Director Counsel

Enclosures

cc:    Kirkpatrick & Lockhart, Nicholson Graham LLP